Note 6 - Derivative Financial Instruments - Loss Recognized in Earnings for Derivative Instruments (Details)	12 Months Ended
Mar. 31, 2021 USD ($)
Nonoperating Income (Expense) [Member] | Hot-rolled Coil Steel Contracts [Member]
Hot-rolled coil steel contracts	$ 515,160